Income tax - Summary of Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
At January 1st	$ 258	$ 138	$ 19
Tax expense (income) during the year recognized in Profit or Loss	(9)	139	121
Tax expense during the year recognised in OCI	0	0	0
Effect of foreign exchange	15	(19)	(2)
At December 31st	$ 264	$ 258	$ 138